Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Financial Instruments [Abstract]
Summary of Net Fair Value of Derivative Financial Instruments	The following tables summarize the Group's calculated net fair value of derivative financial instruments as of the reporting date as follows:

Natural Gas Contracts		Weighted Average Price per Mcfe(a)
	Volume		Sold	Purchased	Sold	Purchased	Basis	Fair Value at
	(Mmbtu)	Swaps	Puts	Puts	Calls	Calls	Differential	December 31, 2024
2025
Swaps	213,686	$3.30	$—	$—	$—	$—	$—	$(67,387)
Two-way collars	3,650	—	—	—	3.83	3.63	—	171
Three-way collars	7,300	—	2.18	3.21	3.63	—	—	(1,635)
Stand-alone calls, net(b)	9,464	—	—	—	3.59	—	—	(10,689)
Basis swaps	232,542	—	—	—	—	—	(0.62)	(23,810)
2026
Swaps	171,222	3.25	—	—	—	—	—	(124,800)
Two-way collars	3,650	—	—	—	5.18	3.11	—	(443)
Stand-alone calls, net(b)	19,777	—	—	—	3.63	—	—	(36,803)
Basis swaps	107,801	—	—	—	—	—	(0.53)	(7,508)
2027
Swaps	147,104	3.25	—	—	—	—	—	(92,004)
Two-way collars	6,409	—	—	3.55	5.94	—	—	929
Stand-alone calls, net(b)	10,950	—	—	—	3.63	—	—	(28,776)

Natural Gas Contracts		Weighted Average Price per Mcfe(a)
	Volume		Sold	Purchased	Sold	Purchased	Basis	Fair Value at
	(Mmbtu)	Swaps	Puts	Puts	Calls	Calls	Differential	December 31, 2024
Basis swaps	23,301	—	—	—	—	—	(0.46)	(1,810)
2028
Swaps	109,226	2.86	—	—	—	—	—	(90,554)
Two-way collars	10,502	—	—	4.14	6.68	—	—	6,578
Stand-alone calls, net(b)	3,660	—	—	—	3.83	—	—	(4,166)
Purchased puts	7,978	—	—	3.11	—	—	—	2,890
Sold puts	7,978	—	3.11	—	—	—	—	(2,890)
Basis swaps	7,557	—	—	—	—	—	(0.36)	(662)
2029
Swaps	73,265	2.70	—	—	—	—	—	(58,058)
Two-way collars	28,251	—	—	3.76	5.07	—	—	7,948
Basis swaps	3,594	—	—	—	—	—	(0.39)	(449)
2030
Swaps	19,448	2.78	—	—	—	—	—	(13,352)
Two-way collars	30,099	—	—	3.63	4.26	—	—	5,934
Three-way collars	6,276	—	1.86	3.14	3.89	—	—	(1,306)
2031
Two-way collars	38,595	—	—	3.63	4.24	—	—	9,728
Three-way collars	5,909	—	1.86	3.14	3.89	—	—	(974)
2032
Two-way collars	9,190	—	—	3.63	4.24	—	—	(327)
Three-way collars	2,824	—	1.86	3.14	3.89	—	—	(428)
Swaptions
4/1/2026-3/31/2030(c)	82,171	2.49	—	—	—	—	—	(89,575)
4/1/2030-3/31/2032(d)	42,627	2.49	—	—	—	—	—	(37,307)
Total natural gas contracts	1,446,006							$(661,535)
(a)Rates have been converted from Btu to Mcfe using a Btu conversion factor of 1.04.
(b)Future cash settlements for deferred premiums.
(c)Option expires on March 23, 2026.
(d)Option expires on March 22, 2030.

NGLs Contracts		Weighted Average Price per Bbl
	Volume		Sold	Fair Value at
	(MBbls)	Swaps	Calls	December 31, 2024
2025
Swaps	3,692	$33.98	$—	$(13,667)
Stand-alone calls	913	—	30.07	(5,013)
2026
Swaps	3,195	32.38	—	(6,626)
Stand-alone calls	913	—	27.83	(6,757)
2027
Swaps	2,249	32.29	—	(3,459)
2028
Swaps	267	28.91	—	(623)
Total NGLs contracts	11,229			$(36,145)

Oil Contracts		Weighted Average Price per Bbl
	Volume		Purchased	Sold	Fair Value at
	(MBbls)	Swaps	Puts	Calls	December 31, 2024
2025
Swaps	1,409	$62.44	$—	$—	$(7,379)
Sold calls	110	—	—	70.50	(509)
2026
Swaps	779	62.44	—	—	(2,946)
Sold calls	110	—	—	67.50	(832)
2027
Swaps	623	62.67	—	—	(1,236)
Total oil contracts	3,031				$(12,902)

Interest	Principal Hedged		Fair Value at
		Fixed-Rate	December 31, 2024
SOFR Interest Rate Swap	$5,520	4.15%	235
Net fair value of derivative financial instruments as of December 31, 2024			$(710,347)

Summary of Net Derivatives	The following table outlines the Group’s net derivatives as of the periods presented:

Derivative Financial Instruments	Consolidated Statement of Financial Position	December 31, 2024	December 31, 2023
Assets:
Non-current assets	Derivative financial instruments	$28,439	$24,401
Current assets	Derivative financial instruments	33,759	87,659
Total assets		$62,198	$112,060
Liabilities
Non-current liabilities	Derivative financial instruments	$(608,869)	$(623,684)
Current liabilities	Derivative financial instruments	(163,676)	(45,836)
Total liabilities		$(772,545)	$(669,520)
Net assets (liabilities):
Net assets (liabilities) - non-current	Other non-current assets (liabilities)	$(580,430)	$(599,283)
Net assets (liabilities) - current	Other current assets (liabilities)	(129,917)	41,823
Total net assets (liabilities)		$(710,347)	$(557,460)

Summary of Effect of Netting, Assets	Below is the impact of this
presentation on the Group’s recognized assets and liabilities for the specified periods:

	December 31, 2024
	Presented without Effects of Netting	Effects of Netting	As Presented with Effects of Netting
Non-current assets	$90,635	$(62,196)	$28,439
Current assets	77,801	(44,042)	33,759
Total assets	$168,436	$(106,238)	$62,198
Non-current liabilities	(671,300)	62,431	(608,869)
Current liabilities	(207,483)	43,807	(163,676)
Total liabilities	$(878,783)	$106,238	$(772,545)
Total net assets (liabilities)	$(710,347)	$—	$(710,347)

	December 31, 2023
	Presented without Effects of Netting	Effects of Netting	As Presented with Effects of Netting
Non-current assets	$103,008	$(78,607)	$24,401
Current assets	198,806	(111,147)	87,659
Total assets	$301,814	$(189,754)	$112,060
Non-current liabilities	(678,053)	54,369	(623,684)
Current liabilities	(181,221)	135,385	(45,836)
Total liabilities	$(859,274)	$189,754	$(669,520)
Total net assets (liabilities)	$(557,460)	$—	$(557,460)

Summary of Effect of Netting, Liabilities	Below is the impact of this
presentation on the Group’s recognized assets and liabilities for the specified periods:

	December 31, 2024
	Presented without Effects of Netting	Effects of Netting	As Presented with Effects of Netting
Non-current assets	$90,635	$(62,196)	$28,439
Current assets	77,801	(44,042)	33,759
Total assets	$168,436	$(106,238)	$62,198
Non-current liabilities	(671,300)	62,431	(608,869)
Current liabilities	(207,483)	43,807	(163,676)
Total liabilities	$(878,783)	$106,238	$(772,545)
Total net assets (liabilities)	$(710,347)	$—	$(710,347)

	December 31, 2023
	Presented without Effects of Netting	Effects of Netting	As Presented with Effects of Netting
Non-current assets	$103,008	$(78,607)	$24,401
Current assets	198,806	(111,147)	87,659
Total assets	$301,814	$(189,754)	$112,060
Non-current liabilities	(678,053)	54,369	(623,684)
Current liabilities	(181,221)	135,385	(45,836)
Total liabilities	$(859,274)	$189,754	$(669,520)
Total net assets (liabilities)	$(557,460)	$—	$(557,460)

Summary of Gain (Loss) on Derivative Financial Instruments	The Group recorded the following gains (losses) on derivative financial instruments in the Consolidated Statement of Comprehensive Income for the
specified periods:

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022
Net gain (loss) on commodity derivatives settlements(a)	$151,289	$178,064	$(895,802)
Net gain (loss) on interest rate swaps(a)	190	(2,722)	(1,434)
Gain (loss) on foreign currency hedges(a)	—	(521)	—
Total gain (loss) on settled derivative instruments	$151,479	$174,821	$(897,236)
Gain (loss) on fair value adjustments of unsettled financial instruments(b)	(189,030)	905,695	(861,457)
Total gain (loss) on derivative financial instruments	$(37,551)	$1,080,516	$(1,758,693)
(a)Represents the cash settlement of hedges that were settled during the period.
(b)Represents the change in fair value of financial instruments, net of the carrying value of hedges that were settled during the period.